Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (or Loss)	Adjusted Operating Income (or Loss)
					Company Total Shareholder Return (TSR)	Peer Group(1) Total Shareholder Return (TSR)
2023	$1,250,781	($8,013,379)(2)	$1,207,359	($236,030)(3)	$36	$152	($154,541,000)	($32,490,000)
2022	$1,244,770	($2,916,093)(4)	$1,318,682	$765,963(5)	$73	$116	($1,138,000)	$7,055,000
2021	$11,831,132	$22,052,386(6)	$3,182,697	$3,583,291(7)	$118	$128	$187,171,000	$288,567,000
2020	$15,736,658	$20,312,174(8)	$2,806,044	$3,633,116(9)	$123	$115	($140,365,000)	($56,733,000)

Notes to the Pay Versus Performance Table

(1)	Reflects the total shareholder return indexed to $100 for the Peer Group as disclosed on page 32. The peer group used for 2023 included the removal of Express and the addition of Lands’ End, Oxford Industries, and Tilly’s. The peer group TSR calculated using the fiscal 2022 peer group would be $114 (2020, $126 (2021), $110 (2022) and $152 (2023).

(2)	The amount shown consists of the following: (i) total compensation reported in fiscal 2023, $1,250,781, less the grant date value of all equity awards granted in fiscal 2023, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2023, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 in the amount of $190,073 and PRSUs granted on March 18, 2021 which decreased in value during fiscal 2023 in the amount of $6,528,882; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 prior to the vest date in the amount of $155,634; (iv) TRSUs granted on May 29, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,092,737, and PRSUs granted on June 5, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,296,834.

(3)	For fiscal 2023 the non-PEO NEOs consisted of: Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut (“Fiscal 2023 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2023 Non-PEO NEOs): (i) total compensation reported in fiscal 2023, $1,207,359, less the grant date value of all equity awards granted in fiscal 2023, $719,845; (ii) TRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251 and PRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251; (iii) unvested TRSUs which decreased in value during fiscal 2023 in the amount of $412,838 and unvested PRSUs which decreased in value during fiscal 2023 in the amount of $861,841 (iv) TRSUs vested in fiscal 2023 which decreased in value during fiscal 2023 prior to the vest date in the amount of $179,365 and no PRSUs vested in fiscal 2023.

(4)	The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2022, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.

(5)	For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.

(6)	The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.

(7)	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.

(8)	The amount shown consists of the following: (i) total compensation reported in fiscal 2020, $15,736,658, less the grant date value of all equity awards granted in fiscal 2020, $11,263,222; (ii) TRSUs granted on May 29, 2020 with a fiscal year-end value of $8,822,057 and PRSUs granted on June 5, 2020 with a fiscal year-end value of $8,822,057; (iii) PRSUs granted on June 27, 2019 which decreased in value during fiscal 2020 in the amount of $1,814,862; (iv) PRSUs vested on April 2, 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $85,389 and TRSUs vested on February 7, 2020 which increased in value during fiscal 2020 prior to the vest date in the amount of $94,875.

(9)	For fiscal 2020 the non-PEO NEOs consisted of: Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut (“Fiscal 2020 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2020 Non-PEO NEOs): (i) total compensation reported in fiscal 2020, $2,806,044, less the grant date value of all equity awards granted in fiscal 2020, $1,500,690; (ii) TRSUs granted in fiscal 2020 with a fiscal year-end value of $2,095,273 and PRSUs granted in fiscal 2020 with a fiscal year-end value of $441,114; (iii) unvested TRSUs which increased in value during fiscal 2020 in the amount of $130,209 and unvested PRSUs which decreased in value during fiscal 2020 in the amount of $117,812; (iv) TRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $214,557 and PRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $6,465.

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote		Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut		Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm		Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut		Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut
PEO Total Compensation Amount		$ 1,250,781		$ 1,244,770		$ 11,831,132		$ 15,736,658
PEO Actually Paid Compensation Amount		$ (8,013,379)	[1]	(2,916,093)	[2]	22,052,386	[3]	20,312,174	[4]
Adjustment To PEO Compensation, Footnote		(2)The amount shown consists of the following: (i) total compensation reported in fiscal 2023, $1,250,781, less the grant date value of all equity awards granted in fiscal 2023, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2023, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 in the amount of $190,073 and PRSUs granted on March 18, 2021 which decreased in value during fiscal 2023 in the amount of $6,528,882; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 prior to the vest date in the amount of $155,634; (iv) TRSUs granted on May 29, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,092,737, and PRSUs granted on June 5, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,296,834.(4)The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2022, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.(6)The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.(8)The amount shown consists of the following: (i) total compensation reported in fiscal 2020, $15,736,658, less the grant date value of all equity awards granted in fiscal 2020, $11,263,222; (ii) TRSUs granted on May 29, 2020 with a fiscal year-end value of $8,822,057 and PRSUs granted on June 5, 2020 with a fiscal year-end value of $8,822,057; (iii) PRSUs granted on June 27, 2019 which decreased in value during fiscal 2020 in the amount of $1,814,862; (iv) PRSUs vested on April 2, 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $85,389 and TRSUs vested on February 7, 2020 which increased in value during fiscal 2020 prior to the vest date in the amount of $94,875.
Non-PEO NEO Average Total Compensation Amount		$ 1,207,359		1,318,682		3,182,697		2,806,044
Non-PEO NEO Average Compensation Actually Paid Amount		$ (236,030)	[5]	765,963	[6]	3,583,291	[7]	3,633,116	[8]
Adjustment to Non-PEO NEO Compensation Footnote		(3)For fiscal 2023 the non-PEO NEOs consisted of: Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut (“Fiscal 2023 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2023 Non-PEO NEOs): (i) total compensation reported in fiscal 2023, $1,207,359, less the grant date value of all equity awards granted in fiscal 2023, $719,845; (ii) TRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251 and PRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251; (iii) unvested TRSUs which decreased in value during fiscal 2023 in the amount of $412,838 and unvested PRSUs which decreased in value during fiscal 2023 in the amount of $861,841 (iv) TRSUs vested in fiscal 2023 which decreased in value during fiscal 2023 prior to the vest date in the amount of $179,365 and no PRSUs vested in fiscal 2023.(5)For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.(7)For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.(9)For fiscal 2020 the non-PEO NEOs consisted of: Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut (“Fiscal 2020 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2020 Non-PEO NEOs): (i) total compensation reported in fiscal 2020, $2,806,044, less the grant date value of all equity awards granted in fiscal 2020, $1,500,690; (ii) TRSUs granted in fiscal 2020 with a fiscal year-end value of $2,095,273 and PRSUs granted in fiscal 2020 with a fiscal year-end value of $441,114; (iii) unvested TRSUs which increased in value during fiscal 2020 in the amount of $130,209 and unvested PRSUs which decreased in value during fiscal 2020 in the amount of $117,812; (iv) TRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $214,557 and PRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $6,465.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Company-Selected Financial Performance Measures
Adjusted Operating Income
Adjusted EPS
Adjusted Operating Margin Expansion
Adjusted ROIC
Better Cotton
Black/African American Associate Representation

Total Shareholder Return Amount		$ 36		73		118		123
Peer Group Total Shareholder Return Amount	[9]	152		116		128		115
Net Income (Loss)		$ (154,541,000)		$ (1,138,000)		$ 187,171,000		$ (140,365,000)
Company Selected Measure Amount		(32,490,000)		7,055,000		288,567,000		(56,733,000)
PEO Name		Jane Elfers
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Margin Expansion
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted ROIC
Measure:: 5
Pay vs Performance Disclosure
Name		Better Cotton
Measure:: 6
Pay vs Performance Disclosure
Name		Black/African American Associate Representation
Peer Group TSR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 152		$ 110		$ 126		$ 114
Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0				1,500,690
TRSU granted on May 17, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		190,073		459,340		1,808,195
PRSU granted on March 18, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,528,882		2,309,667		4,219,215
TRSU granted on May 17, 2021 Pior to Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		155,634
TRSU granted on May 29, 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,092,737		1,074,325		242,555		8,822,057
PRSU granted on June 5, 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,296,834		3,828,033		8,094,391		8,822,057
TRSU granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		365,251		775,993		988,520		2,095,273
PRSU granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		365,251		223,188		695,014		441,114
Unvested TRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		412,838		373,697		76,301		130,209
Unvested PRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		861,841		113,738		351,196		117,812
Vested TRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		179,365		121,347		192,204		214,557
TRSU vested on May 17, 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				189,858
TRSU vested on May 31, 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				918,974
Vested PRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				18,096				6,465
PRSU vested on June 25, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,529,626
TRSU vested on June 1, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						881,751
PRSU granted on June 27, 2019 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,814,862
PRSU vested on April 2, 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								85,389
TRSY vested on February 7, 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								94,875
PEO | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						7,069,367		$ 11,263,222
Non-PEO NEO | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 719,845		$ 925,024		$ 1,750,038

[1]	The amount shown consists of the following: (i) total compensation reported in fiscal 2023, $1,250,781, less the grant date value of all equity awards granted in fiscal 2023, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2023, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 in the amount of $190,073 and PRSUs granted on March 18, 2021 which decreased in value during fiscal 2023 in the amount of $6,528,882; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 prior to the vest date in the amount of $155,634; (iv) TRSUs granted on May 29, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,092,737, and PRSUs granted on June 5, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,296,834.
[2]	The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2022, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.
[3]	The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.
[4]	The amount shown consists of the following: (i) total compensation reported in fiscal 2020, $15,736,658, less the grant date value of all equity awards granted in fiscal 2020, $11,263,222; (ii) TRSUs granted on May 29, 2020 with a fiscal year-end value of $8,822,057 and PRSUs granted on June 5, 2020 with a fiscal year-end value of $8,822,057; (iii) PRSUs granted on June 27, 2019 which decreased in value during fiscal 2020 in the amount of $1,814,862; (iv) PRSUs vested on April 2, 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $85,389 and TRSUs vested on February 7, 2020 which increased in value during fiscal 2020 prior to the vest date in the amount of $94,875.
[5]	For fiscal 2023 the non-PEO NEOs consisted of: Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut (“Fiscal 2023 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2023 Non-PEO NEOs): (i) total compensation reported in fiscal 2023, $1,207,359, less the grant date value of all equity awards granted in fiscal 2023, $719,845; (ii) TRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251 and PRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251; (iii) unvested TRSUs which decreased in value during fiscal 2023 in the amount of $412,838 and unvested PRSUs which decreased in value during fiscal 2023 in the amount of $861,841 (iv) TRSUs vested in fiscal 2023 which decreased in value during fiscal 2023 prior to the vest date in the amount of $179,365 and no PRSUs vested in fiscal 2023.
[6]	For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.
[7]	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.
[8]	For fiscal 2020 the non-PEO NEOs consisted of: Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut (“Fiscal 2020 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2020 Non-PEO NEOs): (i) total compensation reported in fiscal 2020, $2,806,044, less the grant date value of all equity awards granted in fiscal 2020, $1,500,690; (ii) TRSUs granted in fiscal 2020 with a fiscal year-end value of $2,095,273 and PRSUs granted in fiscal 2020 with a fiscal year-end value of $441,114; (iii) unvested TRSUs which increased in value during fiscal 2020 in the amount of $130,209 and unvested PRSUs which decreased in value during fiscal 2020 in the amount of $117,812; (iv) TRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $214,557 and PRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $6,465.
[9]	Reflects the total shareholder return indexed to $100 for the Peer Group as disclosed on page 32. The peer group used for 2023 included the removal of Express and the addition of Lands’ End, Oxford Industries, and Tilly’s. The peer group TSR calculated using the fiscal 2022 peer group would be $114 (2020, $126 (2021), $110 (2022) and $152 (2023).